Fair Value Measurements - Financial Assets and Liabilities Not Carried at Fair Value (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 130,497	$ 107,171
Total loans, net of allowance for loan losses	684,608	646,393
FINANCIAL LIABILITIES
Securitization liabilities at amortized cost	14,086	14,683
Subordinated notes and debentures	10,725	8,740
Carrying value [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	130,497	107,171
Total loans, net of allowance for loan losses	684,608	646,393
Total financial assets not carried at fair value	815,105	753,564
FINANCIAL LIABILITIES
Total deposits, other than trading	886,977	851,439
Securitization liabilities at amortized cost	14,086	14,683
Subordinated notes and debentures	10,725	8,740
Total financial liabilities not carried at fair value	911,788	874,862
Carrying value [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	78,275	60,535
Carrying value [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	52,222	46,636
Not measured at fair value in statement of financial position but for which fair value is disclosed [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	130,744	106,264
Total loans, net of allowance for loan losses	688,154	642,542
Total financial assets not carried at fair value	818,898	748,806
FINANCIAL LIABILITIES
Total deposits, other than trading	892,597	846,148
Securitization liabilities at amortized cost	14,258	14,654
Subordinated notes and debentures	11,323	9,027
Total financial liabilities not carried at fair value	918,178	869,829
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Government and government-related securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	78,374	59,948
Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Other debt securities [member]
FINANCIAL ASSETS
Debt securities at amortized cost, net of allowance for credit losses	$ 52,370	$ 46,316